NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income-basic (numerator):
Net income attributable to the entity's shareholders	$ 16,151	$ 1,965	$ 4,790
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	131,681,540	131,316,004	137,745,176
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	2,785,328	460,203	4,523,737
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	134,466,868	131,776,207	142,268,913
Net income per ordinary share-basic (in dollars per share)	$ 0.12	$ 0.01	$ 0.03
Net income per ordinary share-diluted (in dollars per share)	$ 0.12	$ 0.01	$ 0.03